Business Combinations - Internet Marketing Center Purchase Price Allocation (Details) - USD ($) $ in Thousands	1 Months Ended
	May 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Identifiable assets acquired, net of liabilities
Goodwill		$ 12,867	$ 12,867	$ 11,318
Brand name
Identifiable assets acquired, net of liabilities
Finite-lived intangible asset, useful life		2 years
Internet Marketing Center Ltd.
Asset Acquisition [Line Items]
Total consideration	$ 3,963
Less: Cash acquired	(176)
Less: Working capital adjustment during the measurement period	(193)
Total consideration, net of cash acquired	3,594
Identifiable assets acquired, net of liabilities
Accounts receivable	231
Other current assets	104
Property and equipment	43
Goodwill	1,843
Trade payables	(615)
Long term employee benefits	(181)
Deferred tax liabilities, net	(153)
Other liabilities assumed	(196)
Total identifiable assets acquired, net of liabilities	3,594
Internet Marketing Center Ltd. | Developed technology
Identifiable assets acquired, net of liabilities
Technology, Customer relationships, and Brand name	$ 2,035
Finite-lived intangible asset, useful life	4 years
Internet Marketing Center Ltd. | Customer relationships
Identifiable assets acquired, net of liabilities
Technology, Customer relationships, and Brand name	$ 424
Finite-lived intangible asset, useful life	4 years
Internet Marketing Center Ltd. | Brand name
Identifiable assets acquired, net of liabilities
Technology, Customer relationships, and Brand name	$ 59
Finite-lived intangible asset, useful life	2 years